CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2024	2023
Cash	$93,682	$44,309
Cash equivalents	33,952	183,731

Total cash and cash equivalents	127,634	228,040
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$127,764	$228,170